Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended																12 Months Ended			36 Months Ended
	Jun. 23, 2014	Aug. 31, 2014	Jun. 30, 2014	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Nov. 30, 2008	Jul. 31, 2014
Restricted Cash and Investments [Line Items]
Common stock price per share																								$ 0.03
Common stock, shares outstanding				20,898,212								1,628,997								20,898,212	1,628,997
Common stock, shares issued				20,898,212								1,628,997								20,898,212	1,628,997
Proceeds from issue of common stock																				$ 112,117,000
Payments for underwriting discounts and commissions	8,600,000
Net Proceeds from public offering	112,100,000
Convertible preferred stock outstanding				0		0						0								0	0
Common stock, shares authorized	250,000,000			250,000,000								49,574,865								250,000,000	49,574,865
Preferred stock, shares authorized	5,000,000			5,000,000																5,000,000
Common stock, par value	$ 0.001			$ 0.001								$ 0.001								$ 0.001	$ 0.001
Preferred stock, par value	$ 0.001			$ 0.001								$ 0.001								$ 0.001	$ 0.001
Accumulated deficit				(114,278,000)								(50,234,000)								(114,278,000)	(50,234,000)
Cash, cash equivalents and short term investments				102,300,000																102,300,000
Reverse Stock Split, Ratio			2.56437
Maturity date of marketable securities																				Marketable securities with maturities greater than 90 days at the date of purchase and 12 months or less remaining at the balance sheet date will be classified as short-term
Restricted cash to support credit limit				301,000								150,000								301,000	150,000
Increase in restricted cash		150,000																		(151,000)	(150,000)
Impairment charges																				0
Share-based compensation expenses																				7,668,000	2,142,000	233,000
Cumulative restricted stock compensation expense																							69,976
Reclassification of medical affairs expenses				14,574,000	[1]	12,541,000	[1]	11,649,000	[1]	6,854,000	[1]	6,880,000	[1]	7,138,000	[1]	6,335,000	[1]	4,409,000	[1]	45,618,000	24,762,000	6,989,000
Amount of restricted cash reclassified												150,000									150,000
Non Employee Stock Option [Member]
Restricted Cash and Investments [Line Items]
Share-based compensation expenses																					200,000
Federal [Member]
Restricted Cash and Investments [Line Items]
Net operating loss carryforwards				93,700,000																93,700,000
Federal [Member] | Research Tax Credit Carryforward [Member]
Restricted Cash and Investments [Line Items]
Tax credit carryforwards				5,200,000																5,200,000
MidCap Financial SBIC, LP [Member]
Restricted Cash and Investments [Line Items]
Amount of credit facility				10,000,000																10,000,000					10,000,000
Medical Affairs [Member]
Restricted Cash and Investments [Line Items]
Reclassification of medical affairs expenses						1,618,000		1,673,000		1,595,000		254,000									254,000	0
Maximum [Member]
Restricted Cash and Investments [Line Items]
Common stock, shares authorized	255,000,000
Restricted cash to support credit limit		300,000
Minimum [Member]
Restricted Cash and Investments [Line Items]
Restricted cash to support credit limit		150,000
IPO [Member]
Restricted Cash and Investments [Line Items]
Common stock price per share	$ 18.00
Common stock, shares outstanding	6,836,111
Proceeds from issue of common stock	114,400,000
Public offering expenses	$ 2,300,000																			$ 10,900,000
IPO [Member] | Convertible Preferred Stock [Member]
Restricted Cash and Investments [Line Items]
Convertible preferred stock outstanding	11,979,479
Underwriter [Member]
Restricted Cash and Investments [Line Items]
Common stock, shares issued	891,667

[1]	Research and development expenses in the quarters ending December 31, 2013, March 31, 2014, June 30, 2014 and September 30, 2014 include medical affairs expenses previously reported as administrative expenses in the amounts of $254, $1,595, $1,673 and $1,618, respectively.